Consolidated statements of changes in equity (Parenthetical) $ in Millions, R in Billions			12 Months Ended
		Mar. 17, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ZAR (R) R / shares shares
Shares issued	[1]				$ 151.5
Share placement price per share | R / shares						R 59.50
Face amount of borrowings			$ 1,290.0
Private Placement [member]
Shares issued			151.5	R 2.3	$ 151.5	R 2.3
Number of shares issued | shares					38,857,913	38,857,913
Private Placement [member] | 50 Day Moving Average [Member]
Percentage of discount on share price		0.70%
Private Placement [member] | 30 Day Volume Weighted Average [Member]
Percentage of discount on share price		6.00%
US$1,510 Million Term Loan and Revolving Credit Facilities [Member]
Face amount of borrowings			1,510.0
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Face amount of borrowings			$ 1,290.0

[1]	As Restated - Refer note 40 for further details.